Notes to the Profit or Loss Statement - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	€ (186,545,176)	€ (132,806,097)
Deferred Tax Liability	(22,065,000)	(5,057,000)
Tax losses relative to US tax group	69,900,000
Deferred Tax assets on temporary differences not capitalized	8,100,000
Collaborations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	(137,184,000)	(137,778,000)
Deferred Tax Liability	(531,000)	(5,475,000)
Financial Liabilities from Future Payments to Royalty Pharma [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	(43,611,000)	0
Deferred Tax Liability	(2,092,000)	0
Convertible Bonds [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	(507,000)	(113,000)
Deferred Tax Liability	(11,260,000)	(13,653,000)
Leases [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	(802,000)	(824,000)
Deferred Tax Liability	(976,000)	(787,000)
Intangible asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	(6,549,000)	(8,753,000)
Deferred Tax Liability	(195,371,000)	(517,000)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	(2,255,000)	(1,328,000)
Deferred Tax Liability	0	0
Receivables and other assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	(890,000)	(1,099,000)
Deferred Tax Liability	(1,988,000)	(211,000)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0	0
Deferred Tax Liability	(108,000)	(381,000)
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	(5,880,000)	(2,581,000)
Deferred Tax Liability	0	(2,723,000)
Other liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0	0
Deferred Tax Liability	0	(980,000)
Tax Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	(179,128,000)	0
Deferred Tax Liability	0	0
Offsetting [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	(190,261,000)	(19,670,000)
Deferred Tax Liability	€ (190,261,000)	€ (19,670,000)